Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Favorable lease terms - Cost	$ 83,716	$ 127,788	$ 158,987
Favorable lease terms - Accumulated amortization	$ 64,764	72,449	84,932
Write-off - Cost		31,199
Finite lived intangible assets amortization method	straight line
Weighted average useful life for favorable lease terms chartered out	10 years
Acceleration of amortization of intangible asset	$ 20,526	0	22,063
Navios Fulvia
Favorable lease terms - Cost		31,199
Favorable lease terms - Accumulated amortization		(31,199)
Write-off - Cost		$ 31,199
Navios Pollux
Acceleration of amortization of intangible asset			22,010
Two vessels
Acceleration of amortization of intangible asset			$ 53
Navios Luz Navios and Buena Ventura
Acceleration of amortization of intangible asset	$ 20,526